Offerings	May 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	247,344,344
Proposed Maximum Offering Price per Unit	22.54
Maximum Aggregate Offering Price	$ 5,575,141,513.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 769,927.04
Offering Note	(1a) These shares may be represented by the Registrant's American Depositary Shares ("ADSs"). Each ADS represents 13 Ordinary Shares. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form F-6, as amended (File No. 333-286725). (1b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based on the average of the high and low sale prices of the Registrant's ADSs, as quoted on the NASDAQ Global Select Market, on April 29, 2026.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	151,536,561
Maximum Aggregate Offering Price	$ 2,998,908,542.19
Carry Forward Form Type	S-3
Carry Forward File Number	333-271762
Carry Forward Initial Effective Date	May 09, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 209,872.98
Offering Note	(2a) These shares may be represented by the Registrant's American Depositary Shares ("ADSs"). Each ADS represents 13 Ordinary Shares. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form F-6, as amended (File No. 333-286725). (2b) This registration statement includes 151,536,561 Ordinary Shares ("Carry-Forward Securities") that have previously been registered under our registration statement on Form S-3ASR (File No. 333-271762) filed on May 9, 2023, as amended by the Post-Effective Amendment No. 1 to the Registration Statement on Form S-3ASR filed on May 27, 2025 ("Prior Registration Statement"), and remain unsold. Pursuant to Rule 415(a)(6), the Registrant is carrying forward to this registration statement the Carry-Forward Securities, and no additional filing fee is due with respect to the Carry-Forward Securities included in this registration statement. Pursuant to Rule 415(a)(6), the offering of the Carry-Forward Securities under the Prior Registration Statement will be deemed terminated as of the time of the effectiveness of this registration statement.